Financial assets at fair value through other comprehensive income - Summary of financial assets at fair value through other comprehensive income (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial assets [line Items]
Financial assets at fair value through other comprehensive income	€ 46,343	€ 41,116
Equity securities
Disclosure of financial assets [line Items]
Financial assets at fair value through other comprehensive income	2,364	1,885
Debt securities
Disclosure of financial assets [line Items]
Financial assets at fair value through other comprehensive income	42,647	38,281
Debt securities | - Financial assets at fair value through other comprehensive income
Disclosure of financial assets [line Items]
Loan loss provisions	(9)	(13)
Loans and advances
Disclosure of financial assets [line Items]
Financial assets at fair value through other comprehensive income	1,331	951
Loans and advances | - Financial assets at fair value through other comprehensive income
Disclosure of financial assets [line Items]
Loan loss provisions	€ (4)	€ (8)